Property, plant and equipment, net - Depreciation expense (Details) ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2015 CNY (¥)	Mar. 31, 2016 CNY (¥)
Property, plant and equipment, net
Depreciation expense	$ 1,711	¥ 11,408	¥ 11,420	$ 3,425	¥ 22,837	¥ 22,593
Bank loan							¥ 60,000
Buildings | Short-term bank loan
Property, plant and equipment, net
Carrying value of buildings collateralized for loans							100,479
Bank loan							¥ 60,000